Notes to the consolidated financial statements - Selling and distribution expenses (Details) - Selling and distribution expenses - Operative Expenses [Member] - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Notes to the Consolidated Statements of Operations
Personnel	€ (850)	€ (716)
Other	(105)	(108)
Total	€ (955)	€ (824)